Expense Example {- Franklin LifeSmart™ 2035 Retirement Target Fund} - Franklin Fund Allocator Series RTF-27 - Franklin LifeSmart™ 2035 Retirement Target Fund	May 01, 2021 USD ($)
Class A
Expense Example:
1 year	$ 618
3 years	839
5 years	1,078
10 years	1,762
Class C
Expense Example:
1 year	248
3 years	539
5 years	955
10 years	2,117
Class R
Expense Example:
1 year	97
3 years	384
5 years	692
10 years	1,568
Class R6
Expense Example:
1 year	41
3 years	187
5 years	346
10 years	809
Advisor Class
Expense Example:
1 year	46
3 years	227
5 years	423
10 years	$ 990